Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 22,652	$ 17,453	$ 5,456
Adjustments to reconcile net income to cash from operations:
Depreciation, depletion and amortization	4,122	3,260	2,722
Dividends received	1,038	1,161	386
Equity in results of affiliates, joint ventures and other investments	(1,135)	(987)	(433)
Deferred income taxes	(265)	(1,291)	16
Loss on disposal of property, plant and equipment	223	623	293
Gain on sale of assets available for sale	(1,513)		(40)
Discontinued operations, net of tax		143
Foreign exchange and indexation gains, net	2,879	(787)	(1,095)
Unrealized derivative losses (gains), net	490	594	(1,382)
Unrealized interest (income) expense, net	194	187	(25)
Others	(183)	58	20
Decrease (increase) in assets:
Accounts receivable	(821)	(3,800)	616
Inventories	(1,343)	(425)	530
Recoverable taxes	(563)	42	108
Others	(315)	307	(455)
Increase (decrease) in liabilities:
Suppliers	1,076	928	121
Payroll and related charges	285	214	159
Income taxes	(2,478)	1,311	(234)
Others	153	192	373
Net cash provided by operating activities	24,496	19,183	7,136
Cash flows from investing activities:
Short term investments	1,793	1,954	(1,439)
Related parties
Loan proceeds		(28)	(181)
Repayments			7
Others	(178)	(30)	(25)
Judicial deposits	(186)	(94)	(132)
Investments	(504)	(87)	(1,947)
Additions to property, plant and equipment	(16,075)	(12,647)	(8,096)
Proceeds from disposal of investments	1,081		606
Acquisition (sale) of subsidiaries		(6,252)	(1,952)
Net cash used in investing activities	(14,069)	(17,184)	(13,159)
Short-term debt
Additions	859	2,233	1,285
Repayments	(955)	(2,132)	(1,254)
Related parties
Proceeds	19	24	16
Repayments	(1)	(25)	(373)
Third parties
Proceeds	1,564	4,436	3,104
Repayments	(2,621)	(2,629)	(307)
Treasury stock	(3,002)	(1,510)	(9)
Mandatorily convertible notes			934
Transactions of noncontrolling interest	(1,134)	660
Dividends and interest attributed to Company's stockholders	(9,000)	(3,000)	(2,724)
Dividends and interest attributed to noncontrolling interest	(100)	(140)	(47)
Net cash provided by (used in) financing activities	(14,371)	(2,083)	625
Increase (decrease) in cash and cash equivalents	(3,944)	(84)	(5,398)
Effect of exchange rate changes on cash and cash equivalents	(109)	375	2,360
Cash and cash equivalents, beginning of period	7,584	7,293	10,331
Cash and cash equivalents, end of period	3,531	7,584	7,293
Cash paid during the period for:
Interest on short-term debt	(3)	(5)	(1)
Interest on long-term debt	(1,143)	(1,097)	(1,113)
Income tax	(7,293)	(1,972)	(1,331)
Non-cash transactions
Income tax paid with credits	(681)
Interest capitalized	$ 234	$ 164	$ 266